Borrowings	6 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings

Note 10. Borrowings

	Consolidated
	December 2025 $	June 2025 $
Current liabilities
Insurance premium funding	98,807	395,640

Borrowings relate to the annual insurance renewal program. An offsetting prepayment of insurance invoices is included in Prepayments - See Note 6 ‘Other assets’.